Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Comprehensive Income (Loss)
The following tables provide the components of other comprehensive income (loss), including the amounts reclassified from accumulated other comprehensive income (loss) into earnings:

	Amounts Arising During the Current Period		Amounts Reclassified to Net Income (Loss)
(In millions)	Pretax	Income Tax	Pretax	Income Tax	Total Other Comprehensive Income (Loss)

2016

Amounts attributable to Brink's:
Benefit plan adjustments	$(39.5)	16.7	51.3	(17.6)	10.9
Foreign currency translation adjustments	(26.6)	0.2	(0.1)	—	(26.5)
Unrealized gains (losses) on available-for-sale securities	0.4	(0.2)	(0.5)	0.2	(0.1)
Gains (losses) on cash flow hedges	(1.2)	—	2.0	(0.2)	0.6
	(66.9)	16.7	52.7	(17.6)	(15.1)

Amounts attributable to noncontrolling interests:
Benefit plan adjustments	(1.5)	—	0.4	—	(1.1)
Foreign currency translation adjustments	0.4	—	—	—	0.4
	(1.1)	—	0.4	—	(0.7)

Total
Benefit plan adjustments(a)	(41.0)	16.7	51.7	(17.6)	9.8
Foreign currency translation adjustments(b)	(26.2)	0.2	(0.1)	—	(26.1)
Unrealized gains (losses) on available-for-sale securities(c)	0.4	(0.2)	(0.5)	0.2	(0.1)
Gains (losses) on cash flow hedges(d)	(1.2)	—	2.0	(0.2)	0.6
	$(68.0)	16.7	53.1	(17.6)	(15.8)

2015

Amounts attributable to Brink's:
Benefit plan adjustments	$(57.1)	20.4	58.1	(20.2)	1.2
Foreign currency translation adjustments	(106.2)	0.3	5.7	—	(100.2)
Unrealized gains (losses) on available-for-sale securities	0.6	(0.2)	(1.1)	0.4	(0.3)
Gains (losses) on cash flow hedges	3.3	—	(3.6)	—	(0.3)
	(159.4)	20.5	59.1	(19.8)	(99.6)

Amounts attributable to noncontrolling interests:
Benefit plan adjustments	(0.7)	—	0.5	—	(0.2)
Foreign currency translation adjustments	(3.6)	—	—	—	(3.6)
	(4.3)	—	0.5	—	(3.8)

Total
Benefit plan adjustments(a)(b)	(57.8)	20.4	58.6	(20.2)	1.0
Foreign currency translation adjustments(b)	(109.8)	0.3	5.7	—	(103.8)
Unrealized gains (losses) on available-for-sale securities(c)	0.6	(0.2)	(1.1)	0.4	(0.3)
Gains (losses) on cash flow hedges(d)	3.3	—	(3.6)	—	(0.3)
	$(163.7)	20.5	59.6	(19.8)	(103.4)

	Amounts Arising During the Current Period		Amounts Reclassified to Net Income (Loss)
(In millions)	Pretax	Income Tax	Pretax	Income Tax	Total Other Comprehensive Income (Loss)

2014

Amounts attributable to Brink's:
Benefit plan adjustments	$(231.2)	78.1	95.3	(35.9)	(93.7)
Foreign currency translation adjustments	(82.2)	—	1.3	0.3	(80.6)
Unrealized gains (losses) on available-for-sale securities	0.1	—	(0.5)	0.2	(0.2)
Gains (losses) on cash flow hedges	0.7	—	(0.9)	—	(0.2)
	(312.6)	78.1	95.2	(35.4)	(174.7)

Amounts attributable to noncontrolling interests:
Benefit plan adjustments	(1.4)	0.4	0.4	(0.1)	(0.7)
Foreign currency translation adjustments	(6.1)	—	—	—	(6.1)
	(7.5)	0.4	0.4	(0.1)	(6.8)

Total
Benefit plan adjustments(a)	(232.6)	78.5	95.7	(36.0)	(94.4)
Foreign currency translation adjustments(b)	(88.3)	—	1.3	0.3	(86.7)
Unrealized gains (losses) on available-for-sale securities(c)	0.1	—	(0.5)	0.2	(0.2)
Gains (losses) on cash flow hedges(d)	0.7	—	(0.9)	—	(0.2)
	$(320.1)	78.5	95.6	(35.5)	(181.5)

(a)
The amortization of prior experience losses and prior service cost is part of total net periodic retirement benefit cost when reclassified to net income (loss).  Net periodic retirement benefit cost also includes service cost, interest cost, expected returns on assets, and settlement costs.  Due to the adoption of ASU 2017-07 (see Note 1), total service cost is allocated between cost of revenues and selling, general and administrative expenses on a plan-by-plan basis and the remaining net periodic retirement benefit cost items are allocated to interest and other income (expense):

	December 31,
(In millions)	2016	2015	2014

Total net periodic retirement benefit cost included in:
Cost of revenues	$8.9	8.2	8.1
Selling, general and administrative expenses	1.6	2.4	2.5
Interest and other income (expense)	40.3	39.8	86.9

(b)
Reclassification of foreign currency translation amounts in 2015 relate primarily to the sale of our Russian cash management operations. These amounts are included in other operating income (expense). Pretax benefit plan adjustments of $8 million (including related deferred tax component) and foreign currency translation adjustments reclassified to the consolidated statements of operations in 2014 relate to the sale of CIT operations in the Netherlands.  The 2014 amounts are included in loss from discontinued operations in the consolidated statements of operations.

(c)
Gains and losses on sales of available-for-sale securities are reclassified from accumulated other comprehensive loss to the consolidated statements of operations when the gains or losses are realized.  Pretax amounts are classified in the consolidated statements of operations as interest and other income (expense).

(d)	Pretax gains and losses on cash flow hedges are classified in the consolidated statements of operations as

•	other operating income (expense) ($1.3 million losses in 2016, $4.1 million gains in 2015 and $1.9 million gains in 2014)

•	interest and other income (expense) ($0.3 million losses in 2016, $0.5 million losses in 2015 and $1.0 million in 2014.)

Reclassification Out Of Accumulated Other Comprehensive Income
The changes in accumulated other comprehensive loss attributable to Brink’s are as follows:

(In millions)	Benefit Plan Adjustments	Foreign Currency Translation Adjustments	Unrealized Gains (Losses) on Available-for-Sale Securities	Gains (Losses) on Cash Flow Hedges	Total
Balance as of December 31, 2013	$(478.0)	(141.5)	1.6	0.6	(617.3)
Other comprehensive income (loss) before reclassifications	(153.1)	(82.2)	0.1	0.7	(234.5)
Amounts reclassified from accumulated other comprehensive loss	59.4	1.6	(0.3)	(0.9)	59.8
Other comprehensive income (loss) attributable to Brink's	(93.7)	(80.6)	(0.2)	(0.2)	(174.7)
Balance as of December 31, 2014	(571.7)	(222.1)	1.4	0.4	(792.0)
Other comprehensive income (loss) before reclassifications	(36.7)	(105.9)	0.4	3.3	(138.9)
Amounts reclassified from accumulated other comprehensive loss	37.9	5.7	(0.7)	(3.6)	39.3
Other comprehensive income (loss) attributable to Brink's	1.2	(100.2)	(0.3)	(0.3)	(99.6)
Acquisitions of noncontrolling interests	—	(0.3)	—	—	(0.3)
Balance as of December 31, 2015	(570.5)	(322.6)	1.1	0.1	(891.9)
Other comprehensive income (loss) before reclassifications	(22.8)	(26.4)	0.2	(1.2)	(50.2)
Amounts reclassified from accumulated other comprehensive loss	33.7	(0.1)	(0.3)	1.8	35.1
Other comprehensive income (loss) attributable to Brink's	10.9	(26.5)	(0.1)	0.6	(15.1)
Balance as of December 31, 2016	$(559.6)	(349.1)	1.0	0.7	(907.0)